Schedule II Valuation of Qualifying Accounts	12 Months Ended
Nov. 30, 2014
Schedule II Valuation of Qualifying Accounts
Schedule II Valuation of Qualifying Accounts

Schedule II
Valuation of Qualifying Accounts

	(in thousands)
Description	Balance at Beginning of Period	Additions Charged to Costs & Expenses	Charged to Other Accounts		Deductions(1)	Balance at End of Period
Allowance for doubtful accounts:
Year ended November 30, 2014	$30	87	—		(39)	$78
Year ended November 30, 2013	$—	-	30	(2)	0	$30
Year ended November 30, 2012	$—	0	—		0	$—
Allowance for customer credits:
Year ended November 30, 2014	$2,020	17,314	—		(13,440)	$5,894
Year ended November 30, 2013	$21	1,807	1,304	(2)	(1,112)	$2,020
Year ended November 30, 2012	$8	13	—		0	$21
Allowances for inventories:
Year ended November 30, 2014	$594	—	—		(4)	$590
Year ended November 30, 2013	$—	—	595	(2)	(1)	$594
Year ended November 30, 2012	$—	—	—		—	$—

(1)

Deductions represent the actual amount of write-off of an asset against a reserve previously recorded. In the case of inventories, a deduction could represent the write-off upon disposition or a markdown of carrying value.

(2)	Amounts represent fair value adjustments established on the acquisition date of Hudson and tracked by us through the reserve account.